Investment Objectives and Goals - Teucrium Venezuela Future Opportunities ETF	Oct. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Teucrium Venezuela Future Opportunities ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Teucrium Venezuela Future Opportunities ETF (the “Fund”) seeks to track, before fees and expenses, the total return performance of the MarketVector™ Venezuela Future Opportunities Index (the “Index”).